LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease agreements
Rent expense	$ 17,257	$ 172,685	$ 274,422	$ 945,216	$ 816,790
Security deposit	19,500
Right of use asset, net		$ 467,738		102,349
Accounting Standards Update 2016-02
Operating lease agreements
Right of use asset, net	$ 250,244
Discount rate	6.00%
Stateside
Operating lease agreements
Maximum Rent base				9,000
Minimum Rent base				$ 3,100